Long Term Payable	12 Months Ended
Dec. 31, 2024
Long Term Payable [Abstract]
LONG TERM PAYABLE

NOTE 16 – LONG-TERM PAYABLE

Long-term payable represented the financial liabilities due to financial lease companies maturing within one or over one year. The long-term payable consisted of the following:

	As of December 31,
	2024	2023
Long-term payables:
Far East International Financial Leasing Co., Ltd. (“Far East”)	$-	$598,112
China Power Investment Ronghe Financial Leasing Co., Ltd. (“Ronghe”)	1,658,984	3,403,003
Zhongguancun Science and Technology Leasing Co., Ltd. (“Zhongguancun”)	363,525	1,787,700
Xiamen Guomao Chuangcheng Financial Leasing Co., Ltd. (“Guomao”)	879,062	1,904,891
Risheng International Finance Leasing Co., Ltd. (“Risheng”)	733,281	-
Total	$3,634,852	$7,693,706
Current portion	$3,231,126	$4,710,644
Non-current portion	$403,726	$2,983,062

On September 22, 2022, Sunrise Guizhou entered into a sales and leaseback contract with Far East. Pursuant to the contract, the Company sold its machines for RMB 20,000,000, approximately $2,739,989, and immediately leased it back from Far East for an eighteen-month period from September 22, 2022 to March 21, 2024. The Company had not transferred the control of the underlying assets to Far East and the Company evaluated that the sales transaction did not qualify as a sale in accordance with ASC 606. Therefore, the sales and leaseback contract were in essence a debt financing arrangement and did not apply sales and leaseback accounting in ASC 842. The proceeds, net of the financing costs, were financial liability with a yearly implied interest rate of 11.98%. This long-term payable was guaranteed by SDH and Mr. Haiping Hu. The Company was required to make monthly interest and principal payments. For the years ended December 31, 2024, 2023 and 2022, The Company repaid RMB 4,327,269, RMB 15,259,317 and RMB 2,277,510, approximately $601,369, $2,154,997 and $338,608, respectively. As of December 31, 2023, the Company had an outstanding balance of $598,112, of which $598,112 and $nil were classified to the current portion and the non-current portion, respectively.

On November 4, 2022, Sunrise Guizhou entered into a sales and leaseback financing contract a three-year financing with Ronghe to obtain an amount of RMB 40,000,000, approximately $5,479,978, for a term from November 10, 2022 to November 9, 2025. The sales and leaseback contract was a debt financing arrangement in essence, with a yearly interest rate of one-year loan prime rate plus 1.55%. This long-term payable is guaranteed by Mr. Haiping Hu and Zhuhai Zibo. The Company is required to make quarterly interest and principal payment. For the years ended December 31, 2024, 2023 and 2022, The Company repaid RMB 13,647,079, RMB 14,634,365 and RMB 3,693,843, approximately $1,896,560, $2,066,738 and $549,181, respectively. As of December 31, 2024, the Company had outstanding balance of $1,658,984, of which $1,658,984 and $nil were classified to the current portion and the non-current portion, respectively. As of December 31, 2023, the Company had an outstanding balance of $3,403,003, of which $1,697,425 and $1,705,578 were classified to the current portion and the non-current portion, respectively. The total outstanding balance of this long-term facility was collateralized by certain plant and equipment at the original cost of RMB 47,917,699, approximately $6,564,698, as of December 31, 2024.

On February 7, 2023, Sunrise Guizhou entered into a sales and leaseback financing contract for a two-year financing with Zhongguancun to obtain an amount of RMB 20,000,000, approximately $2,739,989, for a term lasting from February 7, 2023 to February 6, 2025. The sales and leaseback contract were a debt financing arrangement in essence, with a yearly implied interest rate of 9.61%. This long-term payable is guaranteed by Mr. Haiping Hu and Zhuhai Zibo. The Company is required to make quarterly interest and principal payments. For the year ended December 31, 2024 and 2023, the Company repaid RMB 10,791,732 and RMB 8,124,466, approximately $1,499,747 and $1,147,378, respectively. As of December 31, 2024, the Company had an outstanding balance of $363,525, of which $363,525 and $nil were classified to the current portion and the non-current portion, respectively. As of December 31, 2023, the Company had an outstanding balance of $1,787,700, of which $1,413,966 and $373,734 were classified to the current portion and the non-current portion, respectively. The total outstanding balance of this long-term facility was collateralized by certain plant and equipment at the original cost of RMB 20,917,392, approximately $2,865,671 , as of December 31, 2024. Other than the aforementioned plant and equipment as collateral assets, the Company has pledged any existing and future accounts receivable from a sales contract with Liyang Zichen New Materials Technology Co., Ltd. (“Liyang Zichen”) for the amount up to RMB 20,000,000. The accounts receivable from Liyang Zichen were $nil as of December 31, 2024.

On October 27, 2023, Sunrise Guizhou entered into a sales and leaseback financing contract for a two-year financing with Guomao for RMB 15,000,000, approximately $2,054,992, for a term from October 27, 2023 to October 26, 2025. The sales and leaseback contract was a debt financing arrangement in essence, with a yearly implied interest rate of 9.13%. For the year ended December 31, 2024 and 2023, the Company repaid RMB 8,012,628 and RMB 1,335,438, approximately $1,113,530 and $188,597, respectively. As of December 31, 2024, the Company had outstanding balance of $879,062, of which $879,062 and $nil were classified to the current portion and the non-current portion, respectively. As of December 31, 2023, the Company had outstanding balance of $1,904,891, of which $1,001,141 and $903,750 were classified to the current portion and the non-current portion, respectively. This debt financing arrangement was guaranteed by Mr. Haiping Hu, Sunrise Tech and Zhuhai Zibo. The total outstanding balance of this long-term facility was collateralized by certain plant and equipment at the original cost of RMB 15,000,000, approximately $2,054,992, as of December 31, 2024.

On October 14, 2024, Sunrise Guizhou entered into a sales and leaseback financing contract for a thirty two-month financing with Risheng for RMB 6,000,000, approximately $821,997, for a term from October 14, 2024 to June 15, 2027. The sales and leaseback contract was a debt financing arrangement in essence, with a yearly implied interest rate of 12.15%. For the year ended December 31, 2024, the Company repaid RMB 756,000, approximately $105,063. As of December 31, 2024, the Company had outstanding balance of $733,281, of which $329,555 and $403,726 were classified to the current portion and the non-current portion, respectively. This debt financing arrangement was guaranteed by Mr. Haiping Hu and Zhuhai Zibo. The total outstanding balance of this long-term facility was collateralized by certain plant and equipment at the original cost of RMB 7,600,000, approximately $1,041,196, as of December 31, 2024.